MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES
MINERAL PROPERTIES

As at December 31, 2021 and December 31, 2020, the Company has capitalized the following acquisition, exploration, and evaluation costs on its mineral properties:

	Springpole	Cameron	Duquesne/Pitt	Hope Brook (Note 6(a))	Pickle Crow (Note 6(b))	Goldlund (Note 7)	Others (1)	Total
Balance December 31, 2020	$87,907	$31,875	$7,229	$20,612	$24,986	$-	$6,820	$179,429
Acquisition	$1,222	21	-	-	-	-	1,047	$2,290
Concessions, taxes and royalties	$684	32	3	20	-	-	-	$739
Salaries and share-based payments	$3,311	185	6	44	22	-	117	$3,685
Drilling, exploration, and technical consulting	$4,235	102	6	16	3,251	-	559	$8,169
Assaying, field supplies, and environmental	$5,194	80	-	3	-	-	19	$5,296
Travel and other expenditures	$1,512	34	-	17	-	-	6	$1,569
Total Expenditures	$16,158	$454	$15	$100	$3,273	$-	$1,748	$21,748
Disposal, impairment or reclassification	-	-	-	(2,685)	(28,259)	-	(216)	(31,160)
Balance December 31, 2021	$104,065	$32,329	$7,244	$18,027	$-	$-	$8,352	$170,017
	Springpole	Cameron	Duquesne/ Pitt	Hope Brook	Pickle Crow	Goldlund	Others (1)	Total
Balance December 31, 2019	$76,775	$27,374	$7,217	$20,071	$19,263	$98,894	$3,221	$252,815
Acquisition	$-	4,219	-	-	-	-	-	$4,219
Concessions, taxes and royalties	$740	11	3	20	20	2	60	$856
Salaries and share-based payments	$1,300	145	1	148	71	430	7	$2,102
Drilling, exploration, and technical consulting	$4,828	52	8	140	4,409	796	37	$10,270
Assaying, field supplies, and environmental	$3,555	50	-	123	1,217	255	8	$5,208
Travel and other expenditures	$709	24	-	110	6	126	2	$977
Total Expenditures	$11,132	$4,501	$12	$541	$5,723	$1,609	$114	$23,632
Disposal, impairment or reclassification	-	-	-	-	-	(100,503)	3,485	(97,018)
Balance December 31, 2020	$87,907	$31,875	$7,229	$20,612	$24,986	$-	$6,820	$179,429

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(1)

Other mineral properties as at December 31, 2021 and December 31, 2020 include: the mining claims and concessions located in the Township of Duparquet, Quebéc, which are near the Company’s Duquesne gold project); eight properties in Ontario’s Birch-uchi greenstone belt including five under option (see below); a 1.5% NSR Royalty under the terms of the Treasury Share Purchase Agreement (defined in Note 7), which was reclassified from “Goldlund” to “Others” during the year ended December 31, 2020; and, the Turquoise Canyon property in Nevada (under option to Westward Gold Inc.).

The Company has various underlying agreements and commitments with respect to its mineral properties, which define annual or future payments in connection with royalty buy-backs or maintenance of property interests.

a)	Hope Brook Project

On June 8, 2021, the Company announced it had closed a definitive earn-in agreement with Big Ridge Gold Corp. “Big Ridge” (the “Big Ridge transaction”) whereby Big Ridge may earn up to an 80% interest in First Mining’s Hope Brook Gold Project located in Newfoundland, Canada. Pursuant to the definitive earn-in agreement, Big Ridge can earn an 80% interest in the Hope Brook Project through a two-stage earn-in over five years by incurring a total of $20,000,000 in qualifying expenditures, issuing up to 36.5 million shares of Big Ridge to First Mining and making a future cash payment to First Mining. Upon completion of the earn-in, First Mining will retain a 20% interest in the Hope Brook Project and a 1.5% net smelter returns royalty on the Hope Brook Project, of which 0.5% can be bought back by Big Ridge for $2,000,000. In accordance with the agreement, First Mining nominated one member to the Board of Directors of Big Ridge upon closing and received $500,000 and 11,500,000 shares of Big Ridge which have been credited against the Hope Brook project mineral property balance. At the year ended December 31, 2021, the Company assessed the Hope Brook Project for impairment indicators and no impairment indicators were identified. See Note 9 below for further details of the equity accounted investment in Big Ridge.

b)	Pickle Crow Project

On March 12, 2020, the Company and Auteco executed a definitive Earn-In Agreement (the “Auteco Earn-In Agreement”) whereby Auteco may earn up to an 80% interest in PC Gold, a then wholly-owned subsidiary of First Mining which owns the Pickle Crow Project. Pursuant to the Auteco Earn-In Agreement, the Earn-In is comprised of two stages:

•	Stage 1 Earn-In (51% earn-in) – Three-year initial earn-in period to acquire a 51% equity interest in PC Gold by:
	○	Spending $5,000,000 on exploration and environmental matters at the Pickle Crow Gold Project (or cash payments in lieu), of which $750,000 must be incurred within the first 12 months; and
	○	Issuing 100 million shares of Auteco to First Mining.

•	Stage 2 Earn-In (additional 19% to earn-in to 70%) – Upon completion of the Stage 1 Earn-In, Auteco will have a two-year follow-on period to acquire an additional 19% equity interest in PC Gold by:
	○	Spending a further $5,000,000 on exploration on the Pickle Crow Gold Project;
	○	Making a $1,000,000 cash payment to First Mining within 90 days of completing the additional exploration spend; and
	○	Issuing to First Mining a 2% NSR royalty on the Project (1% of which can be bought back for USD$2,500,000) (issued upon completion of the Stage 2 Earn-In).

Upon completion of the Stage 2 Earn-In, Auteco will have an option to acquire an additional 10% equity interest in PC Gold, exercisable any time following completion of the Stage 2 Earn-In, by paying First Mining $3,000,000 in cash, after which First Mining’s residual 20% interest in PC Gold is carried until a construction decision in relation to the Pickle Crow Project, which is to be made after a final feasibility study and following Auteco having arranged sufficient financing to achieve commercial production. During the term of the Auteco Earn-In Agreement, Auteco will incur all program costs and manage Pickle Crow exploration activity.

During the year ended December 31, 2020, the Company received the scheduled consideration in cash of $100,000 and 25 million shares of Auteco with a fair value on receipt of $740,000 under the terms of the Earn-in Agreement. Auteco incurred a total of $3,570,000 in exploration expenditures during the year ended December 31, 2020.

On June 9, 2021, the Company announced completion of the Stage 1 earn-in and Auteco obtained a 51% ownership of the PC Gold legal entity. First Mining received the scheduled 100,000,000 Auteco shares and executed the joint venture shareholders agreement.

Following the completion of the Stage 1 earn-in by Auteco, First Mining’s percentage ownership of its former subsidiary, PC Gold, was reduced from 100% to 49%, which led to a loss of control and the resulting deconsolidation of PC Gold Inc. from First Mining’s consolidated financial statements. The gain on deconsolidation was calculated as a result of derecognizing the net assets of PC Gold and recognizing the fair value of the residual interest in the equity accounted associate, the additional Auteco consideration shares along with the fair value of the Stage 2 and final earn-in option liabilities.

As the Earn-In Agreement provides Auteco the right to earn an interest in PC Gold, rather than a direct interest in the Pickle Crow project, Auteco’s option to acquire PC Gold shares is a financial liability of First Mining. As a derivative, the Option – PC Gold liability is classified as FVTPL.

The following information summarizes the deconsolidation of PC Gold as at June 9, 2021:

June 9, 2021
Fair Value of retained interest in PC Gold Inc.
112,146,017 shares at $0.32 per share (deemed FV based on underlying property interest)	$36,000
Provision for Pickle Crow reclamation funding	(1,160)

Fair value of Auteco shares received as additional consideration (Note 3)	8,640

Option – PC Gold liability fair value of Stage 2 and final earn in options	(17,306)

Net assets of PC Gold
Prepaids	3
Reclamation deposit	120
Mineral property, net	20,358
Environmental reclamation liability, net	(3,137)
Net assets of subsidiary	17,344

Gain on loss of control of subsidiary, Net	$8,830

At the time of deconsolidation of PC Gold in June 2021, management estimated a fair value for the Stage 2 and final Auteco earn-in options of $17,306,000 based on the portion of the fair value of the PC Gold investment that the Company would be required to divest net of any future proceeds from Auteco.

Following completion of the Stage 2 earn-in in August 2021 the Stage 2 option liability of $12,959,000 was settled and the Company delivered the additional 19% interest in PC Gold to Auteco, reducing the Company’s interest to 30%.

The $4,347,000 Option - PC Gold balance as at December 31, 2021 represents the fair value of the Company’s obligation to deliver to Auteco an additional 10% equity interest if Auteco exercises its option and paid a further $3,000,000 to First Mining.

The Company’s agreement with Auteco requires First Mining to contribute its pro-rata share of environmental reclamation funding, which as at December 31, 2021 was 30% following completion of the stage 2 earn-in. Accordingly, the company has recorded a provision of $990,000 as at December 31, 2021 (December 30, 2020 - $nil).

c)	Swain Post property option

On February 26, 2021, the Company entered into a three year earn-in agreement with Exiro Minerals Corp. (“Exiro”) pursuant to which First Mining may earn a 100% interest in Exiro’s Swain Post property (“Swain Post Property”) in northwestern Ontario by making total cash and share payments of $335,000 to Exiro during the term of the option, and by completing all assessment work requirements on the Swain Post Property during the three year option term.

d)	Swain Lake property option

On April 28, 2021, the Company entered into an earn-in agreement with Whitefish Exploration Inc. (“Whitefish”), which gives First Mining the option to earn up to a 100% interest in Whitefish’s Swain Lake project (“Swain Lake”) in northwestern Ontario in two stages over a period of five years. First Mining may earn a 70% interest in Swain Lake by making cash payments totaling $200,000 and share payments totaling $425,000, and by incurring at least $500,000 worth of expenditures on the Swain Lake Property during the first three years of the earn-in term. Upon completing the first stage of the earn-in, First Mining will hold a 70% interest in the Swain Lake Property and will have an additional period of two years within which to acquire the remaining 30% of the project by paying $1,000,000 in cash and issuing $1,000,000 worth of First Mining shares to Whitefish.

e)	Vixen properties acquisition

On September 15, 2021, the Company entered into a three year option agreement with ALX Resources Corp. (“ALX”) pursuant to which First Mining may earn up to a 100% interest in ALX’s Vixen North, Vixen South and Vixen West properties (the “Vixen Properties”) in northwestern Ontario in two stages over a period of five years. First Mining may earn a 70% interest in the Vixen Properties by making cash and share payments of approximately $950,000 to ALX during the term of the option, and by incurring at least $500,000 worth of expenditures on the property during the initial three year option term. Upon completing the first stage of the earn-in, First Mining will hold a 70% interest in the Vixen Properties and will have an additional period of two years to acquire the remaining 30% of the project by paying $500,000 in cash and issuing $500,000 worth of First Mining shares to ALX.

f)	Birch Lake properties acquisition

On October 11, 2021, the Company entered into an earn-in agreement with Pelangio Exploration Inc. (“Pelangio”) pursuant to which First Mining may earn up to an 80% interest in Pelangio’s Birch Lake properties (the “Birch Lake Properties”) in two stages over a period of six years. First Mining may earn a 51% interest in the Birch Lake Properties by making cash payments totaling $350,000 and issuing in aggregate 1,300,000 First Mining shares and by incurring at least $1,750,000 worth of expenditures on the Birch Lake Properties during the first 4 years of the earn-in term. Upon completing the first stage of the earn-in, First Mining will hold a 51% interest in the Birch Lake Properties and will have an additional period of 2 years to acquire a further 29% interest in the Birch Lake Properties by paying $400,000 to Pelangio in cash or issuing First Mining Shares, at First Mining’s sole discretion, and by incurring an additional $1,750,000 worth of expenditures on the Birch Lake Properties.

g)	Stargazer properties acquisition

On October 29, 2021, the Company entered into a three year earn-in agreement with a private individual pursuant to which First Mining may earn a 100% interest in the Stargazer and other properties (“Stargazer Properties”) in northwestern Ontario by making cash and share payments of $250,000 to the private individual during the term of the option, and by incurring at least $350,000 worth of expenditures on the Stargazer Properties during the three year option term.